Statement of financial position - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Assets
Property, plant and equipment	R 167,457	R 158,773
Assets under construction	165,361	130,734
Goodwill and other intangible assets	2,687	2,361
Equity accounted investments	10,991	11,813
Other long-term investments	951	987
Post-retirement benefit assets	1,498	622
Long-term receivables and prepaid expenses	4,646	2,613
Long-term financial assets	291
Deferred tax	4,096	3,082
Non-current assets	357,978	310,985
Assets in disposal groups held for sale	113	216
Short-term investments	85
Inventories	29,364	25,374
Tax receivable	3,302	2,538
Trade and other receivables	29,729	27,641
Short-term financial assets	1,536	2,739
Cash restricted for use	1,980	1,803
Cash	15,148	27,643
Current assets	81,257	87,954
Total assets	439,235	398,939
Equity and liabilities
Shareholders' equity	222,985	211,711
Non-controlling interests	5,623	5,523
Total equity	228,608	217,234
Long-term debt	89,411	72,560
Finance leases	7,280	1,752
Long-term provisions	15,160	16,648
Post-retirement benefit obligations	11,900	11,069
Long-term deferred income	879	910
Long-term financial liabilities	133	733
Deferred tax liabilities	25,908	25,860
Non-current liabilities	150,671	129,532
Liabilities in disposal groups held for sale	36
Short-term debt	14,709	9,718
Short-term provisions	3,508	3,007
Tax payable	2,318	1,903
Trade and other payables	37,150	36,400
Short-term deferred income	220	282
Short-term financial liabilities	1,926	740
Bank overdraft	89	123
Current liabilities	59,956	52,173
Total equity and liabilities	R 439,235	R 398,939